Principal Funds, Inc.

Supplement dated December 16, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, September 16, 2016,
September 22, 2016, November 2, 2016, and November 15, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2015 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2020 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2025 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2030 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2035 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2040 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2045 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2050 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid 2055 Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime 2060 Fund [Member]
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

Principal LifeTime Hybrid Income Fund
Delete references to the following funds from this prospectus: Principal LifeTime Hybrid 2015, Principal LifeTime Hybrid 2020, Principal LifeTime Hybrid 2025, Principal LifeTime Hybrid 2030, Principal LifeTime Hybrid 2035, Principal LifeTime Hybrid 2040, Principal LifeTime Hybrid 2045, Principal LifeTime Hybrid 2050, Principal LifeTime Hybrid 2055, Principal LifeTime Hybrid 2060, and Principal LifeTime Hybrid Income Funds. See the Principal Funds, Inc. Prospectus dated June 28, 2016 for current information on these Funds.

SmallCap Fund [Member]
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

SmallCap Growth Fund I [Member]
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

SmallCap S&P 600 Index Fund [Member]
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

SmallCap Value Fund II [Member]
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

Tax-Exempt Bond Fund [Member]
Delete references to the following funds from this prospectus: SmallCap, SmallCap Growth I, SmallCap S&P 600 Index, SmallCap Value II, and Tax-Exempt Bond Funds. See the Principal Funds, Inc. Prospectus dated November 22, 2016 for current information on these Funds.

Principal Funds Inc | Principal LifeTime 2055 Fund [Member]
PRINCIPAL LIFETIME 2055 FUND
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Principal Funds Inc | Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Effective December 31, 2016, insert a row above “S&P Target Date 2055 Index”, and add the following:

Average Annual Total Returns	Label	1 Year	Since Inception
Principal Funds Inc | Principal LifeTime 2060 Fund [Member] | S&P target date 2060 plus index	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	(0.66%)	8.21%

Effective December 31, 2016, add the following after the paragraph that begins, “After-tax returns are calculated . . .”:
Effective December 31, 2016, the Fund’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Fund.